T. ROWE PRICE New Income Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  7.4%
Car Loan  2.6%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,208
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 5,613 5,629
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122 123
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,814
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,631
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,383
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,170
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 643 635
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,683
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,208
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 13,453 13,539
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 21,260 20,960
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,497
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,618

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,598
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  23,496 23,337
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  2,432 2,433
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,313
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,644
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,927
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,324
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,493
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 7,762 7,875
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 11,761 11,823
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 345 347
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 22,811 22,729
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  35,282 35,072
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 55,750 55,680
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,850

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  7,575 7,604
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 7,211 7,264
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,691
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,399
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,741
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 3,012
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 3,375 3,393
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 1,930 1,936
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 2,333 2,361
430,944
Credit Card  0.1%
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  16,765 17,058
17,058
Other Asset-Backed Securities  4.5%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.168%, 4/15/35 (1) 16,085 16,091
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 26,955 27,105
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 4,860 4,882
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,025

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 2,857 2,870
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,693
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/34 (1) 1,505 1,501
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,717 2,685
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 18,615 18,686
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 1/15/40 (1) 10,530 10,547
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 6,400 6,416
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 31,440
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,377
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,709
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,477
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,923
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,647
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,333 5,321

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,504 12,703
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/15/38 (1) 11,510 11,533
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 4,345 4,487
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 3,489 3,591
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 10,910 10,942
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.218%, 1/15/38 (1) 2,445 2,454
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 6,105 6,308
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,042 3,751
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 11,959 12,394
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,289
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,040
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,371
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,129
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,760
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.902%, 4/22/37 (1) 7,800 7,810

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 453 442
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.068%, 1/15/36 (1) 11,620 11,661
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.625%, 10/20/34 (1) 7,130 7,139
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.068%, 10/25/37 (1) 6,270 6,303
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.055%, 1/20/37 (1) 11,305 11,343
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.865%, 4/19/37 (1) 5,495 5,522
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 6.275%, 4/19/37 (1) 4,000 4,007
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 4/20/33 (1) 3,443 3,447
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,935
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,581
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 12,575 12,706
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 3,614 3,707
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 2,422 2,474
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 9,410 9,381
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.645%, 1/20/39 (1) 17,895 17,957

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 6/15/31 (1) 10,175 10,219
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 14,427 14,448
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 10,370 10,400
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.025%, 11/26/37 (1) 7,015 7,062
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.838%, 4/15/37 (1) 13,935 14,017
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 539 540
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,074
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,188
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 4,790 4,826
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.53%, 7/30/37 (1) 11,450 11,478
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.861%, 11/15/36 (1) 17,485 17,525
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 2,566 2,580
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,789
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 9,609 9,613
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 7/20/34 (1)(2) 5,515 5,515

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/37 (1) 21,300 21,337
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 10/15/39 (1) 8,260 8,268
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 21,626 22,194
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 853 873
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 29,505 29,543
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 5,045 5,051
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.02%, 1/5/38 (1) 8,515 8,543
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 22,944 22,950
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.832%, 1/22/38 (1) 13,970 13,982
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 10,148 10,151
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $21,269 (3)(4) 21,269 21,269
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,025 7,067
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 1,581 1,582
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 1/25/35 (1) 14,130 14,114
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 4,380 4,457

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,278
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.495%, 4/20/38 (1) 35,005 34,935
739,532
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 3,557 3,534
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,639
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 2,331 2,310
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 10,288 9,397
33,880
Total Asset-Backed Securities
(Cost $1,213,166) 1,221,414
BANK LOANS  3.7% (5)
FINANCIAL INSTITUTIONS  0.9%
Brokerage Asset Managers Exchanges  0.4%
Citadel Securities Global Holdings, FRN
1M TSFR + 2.00%, 6.316%, 10/31/31  53,808 53,931
Jane Street Group, FRN
3M TSFR + 2.00%, 6.199%, 12/15/31  9,944 9,907
63,838
Insurance  0.5%
Alera Group, FRN
1M TSFR + 3.25%, 7.566%, 5/30/32  4,540 4,556
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.823%, 9/19/31  15,243 15,205
Asurion, FRN
1M TSFR + 4.25%, 8.566%, 9/19/30  2,240 2,213
Asurion, FRN
1M TSFR + 4.25%, 8.666%, 8/19/28  4,944 4,937
Asurion, FRN
1M TSFR + 5.25%, 9.68%, 1/31/28  7,728 7,509
Asurion, FRN
1M TSFR + 5.25%, 9.68%, 1/20/29  7,210 6,830

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CRC Insurance Group, FRN
3M TSFR + 2.75%, 7.046%, 5/6/31  13,436 13,437
HUB International, FRN
3M TSFR + 2.25%, 6.575%, 6/20/30  21,720 21,756
76,443
Total Financial Institutions 140,281
INDUSTRIAL  2.3%
Basic Industry  0.0%
Qnity Electronics, FRN
1M TSFR + 2.00%, 8/12/32 (2) 2,665 2,657
2,657
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.75%, 6.925%, 11/29/30  11,727 11,772
Filtration Group, FRN
1M TSFR + 2.75%, 7.066%, 10/21/28  5,037 5,057
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.566%, 1/30/32  8,829 8,823
QXO Building Products, FRN
3M TSFR + 3.00%, 7.296%, 4/30/32  491 495
TK Elevator U.S. Newco, FRN
6M TSFR + 3.00%, 7.197%, 4/30/30  8,294 8,321
TransDigm, FRN
1M TSFR + 2.50%, 6.853%, 8/19/32  2,040 2,041
TransDigm, FRN
3M TSFR + 2.75%, 7.046%, 3/22/30  5,103 5,114
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.53%, 1/27/31  5,054 5,054
46,677
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 5.916%, 2/5/27  14,435 14,399
Level 3 Financing, FRN
1M TSFR + 4.25%, 8.566%, 3/29/32  8,250 8,283
22,682
Consumer Cyclical  0.5%
Belron Finance, FRN
3M TSFR + 2.50%, 6.742%, 10/16/31  4,961 4,982
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.566%, 2/6/30  3,364 3,352
Clarios Global, FRN
1M TSFR + 2.75%, 7.066%, 1/28/32  6,680 6,680
Delta 2, FRN
3M TSFR + 2.00%, 6.294%, 9/10/31  5,020 5,016

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
EOC Borrower, FRN
1M TSFR + 3.00%, 7.316%, 3/24/32  5,470 5,479
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.081%, 11/8/30  53,680 53,745
UFC Holdings, FRN
3M TSFR + 2.25%, 6.465%, 11/21/31  7,386 7,403
86,657
Consumer Non-Cyclical  0.5%
Bausch + Lomb, FRN
1M TSFR + 4.25%, 8.566%, 1/15/31  4,720 4,721
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.296%, 7/3/28  1,377 1,380
IQVIA, FRN
3M TSFR + 1.75%, 6.046%, 1/2/31  40,510 40,700
Medline Borrower, FRN
1M TSFR + 2.00%, 6.316%, 10/21/28  3,660 3,660
Medline Borrower, FRN
1M TSFR + 2.00%, 6.316%, 10/23/30  8,060 8,060
Opal U.S., FRN
6M TSFR + 3.25%, 7.435%, 4/28/32  14,000 14,070
72,591
Energy  0.2%
EPIC Crude Services, FRN
3M TSFR + 2.50%, 6.828%, 10/15/31  4,822 4,835
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.15%, 2/11/30  24,409 24,409
29,244
Technology  0.6%
Applied Systems, FRN
3M TSFR + 2.75%, 6.446%, 2/24/31  21,007 20,970
Applied Systems, FRN
3M TSFR + 4.50%, 8.796%, 2/23/32  882 902
Ascend Learning, FRN
1M TSFR + 3.00%, 7.316%, 12/11/28  5,962 5,956
AthenaHealth Group, FRN
1M TSFR + 2.75%, 7.066%, 2/15/29  4,941 4,936
Avalara, FRN
3M TSFR + 3.25%, 7.546%, 3/26/32  5,870 5,903
Clearwater Analytics, FRN
6M TSFR + 2.25%, 6.46%, 4/21/32  5,105 5,108
Cloud Software Group, FRN
3M TSFR + 3.25%, 7.483%, 3/21/31  4,995 5,006
Ellucian Holdings, FRN
1M TSFR + 2.75%, 7.066%, 10/9/29  14,404 14,413
Epicor Software, FRN
1M TSFR + 2.50%, 6.816%, 5/30/31  11,910 11,935

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sandisk, FRN
1M TSFR + 3.00%, 7.341%, 2/20/32  6,633 6,608
UKG, FRN
3M TSFR + 2.50%, 6.81%, 2/10/31  19,835 19,818
101,555
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.575%, 4/20/28  8,168 8,139
8,139
Total Industrial 370,202
UTILITY  0.5%
Electric  0.5%
Cogentrix Finance Holdco I, FRN
3M TSFR + 2.25%, 6.565%, 2/26/32  4,976 4,987
NRG Energy, FRN
1M TSFR + 1.75%, 6.066%, 4/16/31  193 193
NRG Energy, FRN
3M TSFR + 1.75%, 6.064%, 4/16/31  76,047 76,108
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.733%, 5/17/30  3,213 3,220
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.733%, 12/13/31  5,234 5,247
Total Utility 89,755
Total Bank Loans
(Cost $598,896) 600,238
BOND FUNDS  0.0%
Mutual Funds & Exchange-Traded Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.53% (6)
(7) 38 356
Total Bond Funds
(Cost $334) 356
CORPORATE BONDS  24.0%
FINANCIAL INSTITUTIONS  8.8%
Banking  5.4%
Ally Financial, VR, 6.848%, 1/3/30 (8) 14,670 15,835
American Express, VR, 4.918%, 7/20/33 (8) 7,040 7,123
American Express, VR, 5.016%, 4/25/31 (8) 17,670 18,146
American Express, VR, 5.667%, 4/25/36 (8) 6,685 6,979
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (8) 1,500 1,871
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (8) 24,400 25,540

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 1.898%, 7/23/31 (8) 76,106 67,518
Bank of America, VR, 2.299%, 7/21/32 (8) 13,098 11,538
Bank of America, VR, 5.468%, 1/23/35 (8) 9,896 10,226
Bank of America, VR, 5.518%, 10/25/35 (8) 18,145 18,244
Bank of America, VR, 5.819%, 9/15/29 (8) 25,037 26,183
Barclays, VR, 5.086%, 2/25/29 (8) 8,060 8,178
Barclays, VR, 5.367%, 2/25/31 (8) 9,700 10,006
Barclays, VR, 5.86%, 8/11/46 (8) 4,210 4,188
BNP Paribas, VR, 4.159%, 8/28/34 (EUR) (8) 1,300 1,547
CaixaBank, VR, 4.885%, 7/3/31 (1)(8) 11,725 11,862
CaixaBank, VR, 5.581%, 7/3/36 (1)(8) 10,440 10,515
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 19,705 20,732
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 21,910 22,834
Capital One Financial, VR, 5.70%, 2/1/30 (8) 3,361 3,487
Capital One Financial, VR, 7.624%, 10/30/31 (8) 3,005 3,413
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (8) 1,500 1,840
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (8) 1,500 1,845
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (8) 1,500 1,832
Citigroup, VR, 2.561%, 5/1/32 (8) 10,603 9,507
Citigroup, VR, 4.952%, 5/7/31 (8) 23,275 23,666
Citigroup, VR, 5.827%, 2/13/35 (8) 23,848 24,436
Citigroup, VR, 6.02%, 1/24/36 (8) 18,360 18,895
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(8) 9,390 9,472
Credit Agricole, VR, 5.222%, 5/27/31 (1)(8) 9,010 9,211
Danske Bank, VR, 4.625%, 5/14/34 (EUR) (8) 3,010 3,658
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 12,075 12,607
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,802 15,731
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 20,205 19,980
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8) 17,765 17,963
Goldman Sachs Group, VR, 5.016%, 10/23/35 (8) 18,865 18,704
HSBC Holdings, VR, 5.13%, 3/3/31 (8)(9) 6,580 6,732
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 4,475 4,126
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 12,398 11,672
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 38,833 36,177
JPMorgan Chase, VR, 4.603%, 10/22/30 (8) 17,695 17,892
JPMorgan Chase, VR, 4.946%, 10/22/35 (8) 12,805 12,690
JPMorgan Chase, VR, 5.103%, 4/22/31 (8) 6,295 6,495
JPMorgan Chase, VR, 5.336%, 1/23/35 (8) 8,860 9,134
Morgan Stanley, VR, 5.173%, 1/16/30 (8) 15,220 15,653
Morgan Stanley, VR, 5.32%, 7/19/35 (8) 4,674 4,750
Morgan Stanley, VR, 5.664%, 4/17/36 (8) 7,595 7,904
PNC Financial Services Group, VR, 5.373%, 7/21/36 (8) 5,710 5,780
PNC Financial Services Group, VR, 5.575%, 1/29/36 (8) 8,445 8,724

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Regions Financial, VR, 5.722%, 6/6/30 (8) 8,300 8,633
Santander Holdings USA, VR, 5.473%, 3/20/29 (8) 9,975 10,212
Santander UK Group Holdings, VR, 6.534%, 1/10/29 (8) 642 674
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,568
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (8) 3,005 3,700
Societe Generale, 7.367%, 1/10/53 (1)(9) 14,430 15,128
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 24,245 23,617
Societe Generale, VR, 5.50%, 4/13/29 (1)(8) 17,160 17,525
Societe Generale, VR, 6.691%, 1/10/34 (1)(8) 13,351 14,447
U.S. Bancorp, VR, 4.967%, 7/22/33 (8) 4,440 4,410
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 8,871 7,799
UBS Group, VR, 3.091%, 5/14/32 (1)(8) 22,790 20,991
Wells Fargo, VR, 2.572%, 2/11/31 (8) 49,550 45,894
Wells Fargo, VR, 4.478%, 4/4/31 (8) 16,431 16,453
Wells Fargo, VR, 4.611%, 4/25/53 (8) 18,795 15,825
Wells Fargo, VR, 5.15%, 4/23/31 (8) 39,452 40,553
892,470
Brokerage Asset Managers Exchanges  0.1%
Jane Street Group, 6.125%, 11/1/32 (1) 5,305 5,312
Jane Street Group, 6.75%, 5/1/33 (1) 5,060 5,224
Jane Street Group, 7.125%, 4/30/31 (1) 4,352 4,532
15,068
Brokerage Assetmanagers Exchanges  0.1%
LPL Holdings, 5.65%, 3/15/35  9,315 9,413
LPL Holdings, 5.75%, 6/15/35  9,123 9,236
18,649
Finance Companies  0.2%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 4,180 4,201
Golub Capital Private Credit Fund, 5.875%, 5/1/30  9,581 9,703
Navient, 5.625%, 8/1/33 (9) 3,850 3,523
Navient, 7.875%, 6/15/32 (9) 2,924 3,063
Navient, 9.375%, 7/25/30  9,240 10,094
Navient, 11.50%, 3/15/31  6,225 7,050
OneMain Finance, 7.50%, 5/15/31  1,305 1,364
38,998
Financial Other  0.4%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  8,470 9,445
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  33,258 32,842
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,604
Howard Hughes, 5.375%, 8/1/28 (1) 3,143 3,127
56,018
Insurance  2.1%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 4,945 5,056

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,688
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,533
Arthur J Gallagher, 4.85%, 12/15/29  3,440 3,509
Arthur J Gallagher, 5.00%, 2/15/32  1,220 1,241
Aspen Insurance Holdings, 5.75%, 7/1/30  1,830 1,901
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,593
Centene, 4.25%, 12/15/27  3,340 3,249
Centene, 4.625%, 12/15/29  41,038 39,250
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,968
Corebridge Financial, 3.85%, 4/5/29  3,495 3,441
Corebridge Financial, 3.90%, 4/5/32  16,445 15,530
Corebridge Global Funding, 4.90%, 8/21/32 (1) 3,585 3,585
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,364
Elevance Health, 4.75%, 2/15/30  6,955 7,064
Elevance Health, 4.95%, 11/1/31  9,295 9,464
Elevance Health, 5.125%, 2/15/53  8,335 7,301
Equitable America Global Funding, 4.95%, 6/9/30 (1) 9,900 10,090
First American Financial, 2.40%, 8/15/31  15,000 13,007
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 2,031 1,900
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 4,280 4,444
GA Global Funding Trust, 5.40%, 1/13/30 (1) 10,015 10,346
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 11,023
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 6,825 7,027
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,770
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 17,029
HUB International, 7.25%, 6/15/30 (1) 7,205 7,529
Humana, 4.875%, 4/1/30  3,574 3,624
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 9,930 10,302
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 6,353 6,702
Molina Healthcare, 3.875%, 5/15/32 (1) 3,850 3,436
Molina Healthcare, 6.25%, 1/15/33 (1) 3,400 3,417
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 3,040 3,143
Reinsurance Group of America, VR, 6.65%, 9/15/55 (8) 3,435 3,495
RenaissanceRe Holdings, 5.80%, 4/1/35  1,630 1,692
RGA Global Funding, 5.00%, 8/25/32 (1) 10,725 10,757
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 4,775 4,851
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 9,245
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(8) 7,000 7,031
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,727
UnitedHealth Group, 5.05%, 4/15/53  24,469 21,350
UnitedHealth Group, 5.30%, 6/15/35  7,575 7,733

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 5.95%, 6/15/55  4,270 4,247
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 7,995 7,999
348,653
Real Estate Investment Trusts  0.5%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,777
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,500
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,648
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 30,068
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,704
Essex Portfolio, 1.65%, 1/15/31  10,099 8,672
Extra Space Storage, 4.95%, 1/15/33  2,080 2,086
Extra Space Storage, 5.40%, 6/15/35  6,120 6,177
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,579
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,365
Realty Income, 5.125%, 4/15/35  2,805 2,818
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,874
Service Properties Trust, 8.625%, 11/15/31 (1) 6,575 6,986
81,254
Total Financial Institutions 1,451,110
INDUSTRIAL  12.8%
Basic Industry  0.7%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,580
Celanese U.S. Holdings, 6.879%, 7/15/32  14,820 15,265
Celanese U.S. Holdings, 7.05%, 11/15/30  2,349 2,434
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 1,880 1,947
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 955 973
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,197
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,675
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,721
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,553
Freeport-McMoRan, 5.45%, 3/15/43  7,215 6,810
IMCD, 3.625%, 4/30/30 (EUR)  7,730 9,121
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 25,322
Orbia Advance Corp., 6.80%, 5/13/30 (1) 16,050 16,399
Qnity Electronics, 6.25%, 8/15/33 (1) 335 345
Smurfit Westrock Financing, 5.418%, 1/15/35  3,205 3,276
Steel Dynamics, 5.25%, 5/15/35  10,855 10,953
Windfall Mining Group, 5.854%, 5/13/32 (1) 2,510 2,596
114,167
Capital Goods  1.2%
3M, 4.80%, 3/15/30  17,550 17,940
3M, 5.15%, 3/15/35  17,335 17,594
AGCO, 5.80%, 3/21/34  4,170 4,285

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Amcor Flexibles North America, 4.80%, 3/17/28  7,400 7,482
Amcor Flexibles North America, 5.10%, 3/17/30  4,620 4,726
Amrize Finance U.S., 4.70%, 4/7/28 (1) 6,115 6,192
Amrize Finance U.S., 4.95%, 4/7/30 (1) 7,190 7,311
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,248
Boeing, 3.75%, 2/1/50  9,233 6,579
Boeing, 5.705%, 5/1/40  8,335 8,295
Boeing, 6.388%, 5/1/31  8,645 9,388
Boeing, 6.528%, 5/1/34  6,672 7,323
Boeing, 6.858%, 5/1/54  24,802 27,225
Deere, 5.45%, 1/16/35  16,960 17,625
Ferguson Enterprises, 5.00%, 10/3/34  2,245 2,220
General Electric, 4.30%, 7/29/30  8,980 9,005
General Electric, 4.90%, 1/29/36  6,935 6,967
Hexcel, 5.875%, 2/26/35  1,170 1,192
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,178
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,840
Regal Rexnord, 6.05%, 4/15/28  16,795 17,364
TransDigm, 6.25%, 1/31/34 (1)(9) 1,480 1,515
TransDigm, 6.75%, 1/31/34 (1) 1,690 1,741
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,651
TransDigm, 7.125%, 12/1/31 (1) 4,720 4,915
209,801
Communications  2.4%
AppLovin, 5.375%, 12/1/31  5,870 6,035
AT&T, 3.50%, 9/15/53  9,230 6,154
CCO Holdings, 4.25%, 2/1/31 (1) 4,320 3,985
CCO Holdings, 4.50%, 6/1/33 (1) 5,275 4,701
CCO Holdings, 7.375%, 3/1/31 (1) 6,710 6,953
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 13,094
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,580
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  8,800 9,563
Charter Communications Operating, 3.90%, 6/1/52  13,332 8,809
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,725
Comcast, 2.887%, 11/1/51  27,555 16,550
Comcast, 3.25%, 11/1/39  23,223 18,237
Comcast, 5.65%, 6/1/54  21,930 21,014
Cox Communications, 5.70%, 6/15/33 (1) 1,540 1,560
Crown Castle, 5.80%, 3/1/34  8,360 8,727
Directv Financing, 5.875%, 8/15/27 (1) 774 770
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,792
Interpublic Group, 4.65%, 10/1/28  7,525 7,575
Level 3 Financing, 6.875%, 6/30/33 (1) 1,380 1,390

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Level 3 Financing, 7.00%, 3/31/34 (1) 11,020 11,048
Level 3 Financing, 10.75%, 12/15/30 (1) 1,724 1,941
Netflix, 3.875%, 11/15/29 (EUR)  3,015 3,673
Netflix, 4.625%, 5/15/29 (EUR)  7,605 9,474
NTT Finance, 4.876%, 7/16/30 (1) 4,860 4,945
NTT Finance, 5.171%, 7/16/32 (1) 3,650 3,728
NTT Finance, 5.502%, 7/16/35 (1) 7,105 7,271
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,918
Rogers Communications, 5.00%, 2/15/29  18,431 18,785
Rogers Communications, 5.30%, 2/15/34  20,675 20,826
Rogers Communications, VR, 7.125%, 4/15/55 (8) 6,005 6,208
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 20,783
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 15,428
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,948
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 4,201
Sprint Capital, 6.875%, 11/15/28  24,540 26,411
Sprint Capital, 8.75%, 3/15/32  15,530 18,811
T-Mobile USA, 3.50%, 4/15/31  14,080 13,298
T-Mobile USA, 5.05%, 7/15/33  3,978 4,007
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 6,933
Time Warner Cable, 6.55%, 5/1/37  1,398 1,445
Time Warner Cable, 6.75%, 6/15/39  7,092 7,336
Time Warner Cable, 7.30%, 7/1/38  2,193 2,384
Time Warner Cable Enterprises, 8.375%, 7/15/33  7,749 9,025
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 3,509 3,669
391,710
Consumer Cyclical  1.9%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,055 2,107
Advance Auto Parts, 7.375%, 8/1/33 (1) 1,910 1,958
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,838
Carnival, 7.00%, 8/15/29 (1) 3,575 3,763
CBRE Services, 4.80%, 6/15/30  4,575 4,643
Clarios Global, 6.75%, 5/15/28 (1)(9) 1,667 1,704
Clarios Global, 6.75%, 2/15/30 (1) 2,050 2,117
Flutter Treasury, 5.875%, 6/4/31 (1) 2,470 2,520
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,267
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,946
Ford Motor Credit, 7.20%, 6/10/30 (9) 8,914 9,463
Ford Motor Credit, 7.35%, 3/6/30  14,378 15,275
General Motors Financial, 5.55%, 7/15/29  12,735 13,119
GLP Capital, 5.25%, 2/15/33  10,545 10,451
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 3,029
Home Depot, 4.95%, 6/25/34  17,415 17,702

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hyatt Hotels, 5.375%, 12/15/31  10,132 10,383
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 11,135
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,316
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,776
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,396
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 7,015
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,575
Lowe's, 4.25%, 4/1/52  3,690 2,852
Lowe's, 5.625%, 4/15/53  2,440 2,329
Magna International, 5.875%, 6/1/35  715 744
Marriott International, 5.50%, 4/15/37  11,960 11,999
Match Group Holdings II, 6.125%, 9/15/33 (1) 7,178 7,241
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $9,520 (3)(4)
(10) 9,520 9,520
Nissan Motor, 7.50%, 7/17/30 (1) 4,465 4,667
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 15,894 16,142
Rivian Holdings, 10.00%, 1/15/31 (1)(9) 4,410 4,156
Ross Stores, 1.875%, 4/15/31  20,720 17,995
Sodexo, 5.15%, 8/15/30 (1) 1,520 1,562
Uber Technologies, 4.30%, 1/15/30  19,620 19,708
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,734
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 13,610 13,665
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 5,075 5,133
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 9,735 9,988
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  3,035 3,655
Yum! Brands, 5.375%, 4/1/32  3,270 3,278
308,866
Consumer Non-Cyclical  2.3%
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  11,841 13,592
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  17,115 16,778
BAT Capital, 5.35%, 8/15/32  18,240 18,709
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,902
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  3,225 3,256
Bon Secours Mercy Health, 3.464%, 6/1/30  5,370 5,205
CommonSpirit Health, 2.782%, 10/1/30  1,345 1,243
Conagra Brands, 5.75%, 8/1/35  11,375 11,428
Constellation Brands, 4.80%, 5/1/30  1,670 1,696
CVS Health, 5.00%, 9/15/32  6,070 6,092
CVS Health, 5.05%, 3/25/48  37,769 32,364
CVS Health, 5.625%, 2/21/53  16,520 15,137
CVS Health, VR, 6.75%, 12/10/54 (8) 8,630 8,719
CVS Health, VR, 7.00%, 3/10/55 (8) 12,805 13,279
EMD Finance, 4.625%, 10/15/32 (1) 24,075 23,862
HCA, 5.25%, 3/1/30  6,810 7,022

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Icon Investments Six, 5.849%, 5/8/29  4,535 4,729
Icon Investments Six, 6.00%, 5/8/34  5,710 5,939
Imperial Brands Finance, 4.50%, 6/30/28 (1) 3,180 3,200
Imperial Brands Finance, 5.625%, 7/1/35 (1)(9) 11,330 11,477
Imperial Brands Finance, 6.375%, 7/1/55 (1) 8,670 8,744
IQVIA, 6.25%, 2/1/29  13,440 14,133
IQVIA, 6.25%, 6/1/32 (1) 4,585 4,717
IQVIA, 6.50%, 5/15/30 (1) 435 449
Mars, 5.20%, 3/1/35 (1) 16,175 16,304
Mars, 5.65%, 5/1/45 (1) 11,635 11,438
Medline Borrower, 6.25%, 4/1/29 (1) 5,260 5,398
Revvity, 1.90%, 9/15/28  5,508 5,125
Revvity, 2.25%, 9/15/31  7,580 6,551
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 17,678
Solventum, 5.60%, 3/23/34  16,310 16,867
Solventum, 5.90%, 4/30/54 (9) 32,310 32,245
Sutter Health, 5.164%, 8/15/33  5,265 5,387
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,516
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,573
UCB, 4.25%, 3/20/30 (EUR)  3,100 3,732
379,486
Energy  2.6%
Civitas Resources, 9.625%, 6/15/33 (1) 4,515 4,763
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 17,048
ConocoPhillips, 5.50%, 1/15/55  5,000 4,690
ConocoPhillips, 5.55%, 3/15/54  11,313 10,675
Coterra Energy, 5.40%, 2/15/35  18,633 18,615
Coterra Energy, 5.60%, 3/15/34  4,096 4,154
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,545 5,399
Diamondback Energy, 5.40%, 4/18/34  25,974 26,205
Diamondback Energy, 5.75%, 4/18/54  14,908 13,875
Eni, 5.75%, 5/19/35 (1) 4,005 4,122
EOG Resources, 5.00%, 7/15/32  6,275 6,392
EOG Resources, 5.35%, 1/15/36  10,940 11,074
Expand Energy, 4.75%, 2/1/32  10,540 10,230
Expand Energy, 5.375%, 2/1/29  11,941 11,978
Expand Energy, 5.375%, 3/15/30  11,229 11,304
Harbour Energy, 6.327%, 4/1/35 (1) 12,145 12,284
HF Sinclair, 5.75%, 1/15/31  14,265 14,719
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,324
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,056 8,408
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 608
MPLX, 5.00%, 1/15/33  9,340 9,259

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
MPLX, 6.20%, 9/15/55  7,255 7,023
National Fuel Gas, 5.50%, 3/15/30  3,690 3,809
Occidental Petroleum, 6.05%, 10/1/54  8,515 7,916
Occidental Petroleum, 6.20%, 3/15/40  2,261 2,221
Occidental Petroleum, 8.50%, 7/15/27  3,806 4,011
Occidental Petroleum, 8.875%, 7/15/30  26,910 30,947
ONEOK, 6.05%, 9/1/33  25,359 26,627
Permian Resources Operating, 6.25%, 2/1/33 (1) 3,085 3,131
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 19,650 18,032
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 3,860 3,768
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 5,930 5,688
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (8)
(9) 3,315 3,481
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  12,225 12,331
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,846
Targa Resources, 5.55%, 8/15/35  8,995 9,071
Targa Resources, 5.65%, 2/15/36  5,745 5,824
Targa Resources, 6.125%, 5/15/55  2,705 2,637
Targa Resources, 6.15%, 3/1/29  15,155 15,969
Targa Resources Partners, 5.50%, 3/1/30  5,907 6,007
TotalEnergies Capital International, 3.127%, 5/29/50  7,904 5,190
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 5,040
Venture Global LNG, 9.50%, 2/1/29 (1) 4,275 4,697
Venture Global LNG, VR, 9.00% (1)(8)(11) 6,325 6,270
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 5,655 5,881
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 4,295 4,488
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 2,905 3,185
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 5,780 6,438
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,864
424,518
Industrial Other  0.1%
Booz Allen Hamilton, 5.95%, 8/4/33 (9) 9,347 9,761
Booz Allen Hamilton, 5.95%, 4/15/35 (9) 10,885 11,197
20,958
Technology  1.3%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (3)(4)(10) 16,600 16,442
Atlassian, 5.25%, 5/15/29  5,055 5,200
Broadcom, 4.55%, 2/15/32  8,245 8,222
Broadcom, 5.15%, 11/15/31  13,255 13,707
Marvell Technology, 2.95%, 4/15/31  13,927 12,805
Marvell Technology, 4.75%, 7/15/30  2,375 2,397
Marvell Technology, 5.45%, 7/15/35  10,260 10,430
Motorola Solutions, 5.40%, 4/15/34  7,860 8,067

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Motorola Solutions, 5.55%, 8/15/35  15,800 16,234
MSCI, 4.00%, 11/15/29 (1) 4,377 4,280
NXP, 3.125%, 2/15/42  11,284 8,033
NXP, 3.25%, 11/30/51  35,200 22,516
NXP, 3.40%, 5/1/30  20,770 19,875
NXP, 4.30%, 6/18/29  5,242 5,232
Paychex, 5.60%, 4/15/35  6,070 6,282
Synopsys, 4.85%, 4/1/30  11,925 12,165
Synopsys, 5.70%, 4/1/55  12,155 11,931
Texas Instruments, 5.10%, 5/23/35  16,175 16,521
UKG, 6.875%, 2/1/31 (1) 3,205 3,305
Verisk Analytics, 5.125%, 2/15/36  7,540 7,490
211,134
Transportation  0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 19,046
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 13,914
Element Fleet Management, 5.037%, 3/25/30 (1) 6,850 6,959
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 7,213
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 2,011
49,143
Total Industrial 2,109,783
UTILITY  2.4%
Electric  2.0%
AEP Transmission, 5.375%, 6/15/35  1,000 1,027
AES, 5.80%, 3/15/32  24,580 25,319
AES Andes, 6.25%, 3/14/32 (1) 3,240 3,358
Alpha Generation, 6.75%, 10/15/32 (1) 2,310 2,376
Appalachian Power, 5.65%, 4/1/34  4,090 4,237
Baltimore Gas & Electric, 5.45%, 6/1/35  5,310 5,483
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,397
Chpe, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $3,500 (4)(10) 3,500 3,500
Constellation Energy Generation, 5.75%, 3/15/54  14,350 14,106
DTE Energy, 4.875%, 6/1/28  3,220 3,276
DTE Energy, 5.10%, 3/1/29  22,930 23,515
DTE Energy, 5.20%, 4/1/30  15,005 15,436
Eversource Energy, 5.95%, 7/15/34  21,612 22,650
FirstEnergy, 2.65%, 3/1/30  15,341 14,237
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,550
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,661
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,288
Kentucky Utilities, 5.85%, 8/15/55  1,735 1,720
Louisville Gas & Electric, 5.85%, 8/15/55  1,735 1,712

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,727
NextEra Energy Capital Holdings, 4.685%, 9/1/27  3,890 3,920
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 10,185 10,238
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,780
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 20,725 20,682
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,520
Pacific Gas & Electric, 3.50%, 8/1/50  6,018 3,934
Pacific Gas & Electric, 4.95%, 7/1/50  5,605 4,644
Pacific Gas & Electric, 5.90%, 10/1/54  3,326 3,101
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,310
PSEG Power, 5.20%, 5/15/30 (1) 4,190 4,310
Public Service of Oklahoma, 5.45%, 1/15/36  19,460 19,679
Talen Energy Supply, 8.625%, 6/1/30 (1) 5,968 6,356
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,130
Vistra, VR, 8.00% (1)(8)(11) 2,470 2,519
Vistra, Series C, VR, 8.875% (1)(8)(9)(11) 17,455 18,982
Vistra Operations, 5.70%, 12/30/34 (1) 443 453
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 6,055
Vistra Operations, 6.95%, 10/15/33 (1) 20,930 23,092
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (3)(4)(10) 5,060 5,150
334,430
Natural Gas  0.4%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,814
APA Infrastructure, 5.125%, 9/16/34 (1) 3,250 3,255
APA Infrastructure, 5.75%, 9/16/44 (1)(9) 4,400 4,282
Boston Gas, 6.119%, 7/20/53 (1) 5,860 5,805
Engie, 5.625%, 4/10/34 (1)(9) 7,835 8,122
NiSource, 5.25%, 3/30/28  3,395 3,484
NiSource, 5.85%, 4/1/55  13,545 13,414
Snam, 5.75%, 5/28/35 (1) 7,900 8,160
Snam, 6.50%, 5/28/55 (1) 4,425 4,598
Southern California Gas, 5.45%, 6/15/35  7,780 7,977
62,911
Total Utility 397,341
Total Corporate Bonds
(Cost $3,934,281) 3,958,234

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Government Guarantee  0.0%
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (3)(4)(10) 2,435 2,435
2,435
Owned No Guarantee  1.1%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 19,042
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 9,950 10,077
Comision Federal de Electricidad, 6.45%, 1/24/35 (1)(9) 26,299 26,499
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,777
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,594 11,924
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,844
Logicor Financing, 0.875%, 1/14/31 (EUR)  3,795 3,849
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,741
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,718
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 29,579 30,417
Ma'aden Sukuk, 5.50%, 2/13/35 (1)(9) 5,633 5,883
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,622
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,592
P3 Group, 4.625%, 2/13/30 (EUR)  1,490 1,826
Petroleos Mexicanos, 5.95%, 1/28/31  17,110 16,008
Petroleos Mexicanos, 7.69%, 1/23/50  9,285 7,942
Petroleos Mexicanos, 8.75%, 6/2/29  25,660 27,248
RTE Reseau de Transport d'Electricite SADIR, 1.50%, 9/27/30
(EUR)  3,900 4,232
183,241
Sovereign  0.8%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 16,640 16,895
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 9,600 9,809
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  20,560 24,320
Republic of Peru, 6.20%, 6/30/55  16,970 17,203
Republic of Poland, Series 30Y, 5.50%, 3/18/54  9,320 8,770
Republic of Romania, 5.75%, 9/16/30 (1) 28,140 28,425
Republic of Romania, 6.625%, 5/16/36 (1) 23,772 23,800
129,222
Supranational  0.1%
Corp. Andina de Fomento, VR, 6.75% (1)(8)(11) 4,020 4,127

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,517
10,644
Total Foreign Government Obligations & Municipalities
(Cost $317,330) 325,542
MUNICIPAL SECURITIES  0.1%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  2,975 3,192
3,192
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,043 3,329
3,329
New York  0.1%
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  6,810 7,201
7,201
Total Municipal Securities
(Cost $13,563) 13,722
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.9%
Collateralized Mortgage Obligations  2.0%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $19,546 (3)(4) 19,546 19,643
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 6,938 6,311
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 3,184 3,085
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,320 2,067
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,645 5,621
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, CMO, ARM, SOFR30A + 1.90%,
6.248%, 12/25/41 (1) 19,620 19,810
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
5.548%, 7/25/45 (1) 10,376 10,403
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 5,310 5,353
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 3,023 3,048

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 8,049 8,093
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 420 412
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.287%, 3/25/50 (1) 3,093 2,962
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,689 6,236
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 524 479
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 1,027 963
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 12,867 12,947
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.133%, 7/25/44 (1) 269 267
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 13,844 11,795
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 4,885 4,885
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP, 5.573%, 6/25/60 (1) 2,460 2,484
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 10,290 10,353
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 9,156 7,828
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,667 3,312
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.267%, 8/25/50 (1) 1,915 1,807
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,238 2,916
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 119 118
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 295 292
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 10,095 10,095
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 15,336 15,456
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 3,250 3,275
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 3,581 3,609

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 9,710 7,939
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.53%, 5/25/65 (1) 19,511 19,730
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 26,329 26,550
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 2,246 2,259
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 744 698
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 2,013 1,890
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 6,810 6,810
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
5.493%, 7/27/65 (1) 7,205 7,205
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 8,314 8,398
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 474 432
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,074 1,946
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 157 155
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 32 32
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.598%, 5/25/44 (1) 11,168 11,213
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.598%, 8/25/44 (1) 17,038 17,113
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
5.437%, 10/25/59 (1) 2,088 2,098
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.55%, 10/25/64 (1) 7,240 7,194
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.76%, 6/25/65 (1) 14,785 14,901
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.76%, 6/25/65 (1) 7,458 7,475
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 4,689 4,393

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,162 1,118
335,474
Commercial Mortgage-Backed Securities  1.9%
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,213
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,660
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,585
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.637%,
11/15/34 (1) 10,230 154
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  21,523 22,569
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 5.656%,
12/15/39 (1) 17,560 17,609
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.004%,
5/15/41 (1) 31,839 31,918
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.687%,
1/15/42 (1) 13,305 13,284
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.763%,
6/15/35 (1) 5,460 5,467
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,906
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,315
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,763
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.005%,
8/15/41 (1) 17,510 17,499
GS Mortgage Securities Trust
Series 2019-GC40, Class B, 3.543%, 7/10/52  12,730 11,060
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1) 7,175 7,430
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,334
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (1) 7,620 6,039
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 11,395 8,318

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.955%,
5/15/41 (1) 13,149 13,077
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.455%, 11/5/41 (1) 5,070 5,020
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 59,902 43,528
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.755%,
5/15/39 (1) 24,450 24,450
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.954%,
6/15/39 (1) 12,745 12,725
VNDO Trust
Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1) 8,849 8,645
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,123
Worldwide Plaza Trust
Series 2017-WWP, Class A, 3.526%, 11/10/36 (1) 4,514 2,982
312,673
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $676,027) 648,147
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (3)(4) 2 1,747
Total Preferred Stocks
(Cost $1,719) 1,747
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  19.5%
U.S. Government Agency Obligations  15.1%
Federal Home Loan Mortgage
2.50%, 5/1/30  2,796 2,715
3.00%, 4/1/47  1,208 1,079
3.50%, 9/1/42 - 3/1/46  61,809 57,990
4.00%, 10/1/40 - 8/1/45  6,416 6,228
4.50%, 6/1/39 - 5/1/42  9,719 9,719
5.00%, 7/1/33 - 8/1/40  2,556 2,607
5.50%, 4/1/26 - 12/1/39  2,583 2,673
6.00%, 10/1/32 - 8/1/38  1,464 1,531
6.50%, 2/1/36 - 9/1/39  634 663
7.00%, 8/1/31 - 6/1/32  15 16

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.77%, 10/1/36  25 26
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  62 63
RFUCCT1Y + 1.849%, 6.882%, 3/1/36  58 60
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  40 41
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  33 34
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  102 105
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  76,863 10,315
2.50%, 11/25/50 - 3/15/52  146,181 21,395
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  2 2
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  6,025 5,415
2.00%, 8/1/36 - 5/1/52  167,059 137,180
2.50%, 4/1/37 - 9/1/52  182,136 154,673
3.00%, 7/1/34 - 8/1/52  56,648 51,500
3.50%, 8/1/49 - 6/1/52  19,449 18,061
4.00%, 6/1/37 - 2/1/50  15,092 14,590
4.50%, 9/1/37 - 11/1/52  43,416 42,055
5.00%, 8/1/52 - 7/1/54  34,035 33,674
5.50%, 8/1/53 - 7/1/55  108,033 109,392
6.00%, 6/1/54 - 6/1/55  46,584 47,762
6.50%, 8/1/54 - 1/1/55  44,470 46,170
7.00%, 6/1/54  4,998 5,273
Federal National Mortgage Assn.
3.00%, 2/1/44  365 332
3.50%, 6/1/42 - 5/1/46  30,579 28,680
4.00%, 11/1/40  6,182 6,031
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  58 59
RFUCCT1Y + 1.588%, 6.385%, 7/1/36  157 161
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  41 42
RFUCCT1Y + 1.876%, 6.501%, 8/1/36  97 100
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  27,907 2,836
2.00%, 4/25/52 - 8/25/52  49,223 6,365
2.50%, 11/25/50 - 7/25/52  90,586 14,381
3.00%, 9/25/52  19,212 3,334
6.50%, 2/25/32  15 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  48,263 41,943
2.00%, 11/1/35 - 7/1/52  536,143 435,306
2.50%, 5/1/30 - 9/1/52  310,040 262,597

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 6/1/27 - 3/1/52  212,695 192,974
3.50%, 11/1/32 - 3/1/52  77,551 72,751
4.00%, 7/1/35 - 12/1/52  122,563 118,766
4.50%, 7/1/39 - 2/1/51  72,872 72,117
5.00%, 7/1/33 - 9/1/53  96,443 96,371
5.50%, 4/1/34 - 8/1/55  94,965 96,410
6.00%, 11/1/32 - 8/1/54  175,731 181,166
6.50%, 8/1/27 - 7/1/55  52,797 54,924
7.00%, 10/1/29 - 4/1/37  86 90
UMBS, TBA (12)
5.00%, 9/1/55  18,180 17,928
7.00%, 9/1/55  4,620 4,859
2,493,532
U.S. Government Obligations  4.4%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  8,360 7,525
2.00%, 1/20/51 - 3/20/52  127,970 104,869
2.50%, 8/20/50 - 3/20/52  170,350 145,292
3.00%, 9/15/42 - 6/20/52  99,545 88,962
3.50%, 9/15/41 - 10/20/49  72,274 67,029
4.00%, 2/20/41 - 10/20/52  68,639 64,945
4.50%, 7/15/26 - 6/20/53  60,066 58,671
5.00%, 9/15/33 - 6/20/48  29,256 29,721
5.50%, 10/20/32 - 3/20/49  12,419 12,768
6.00%, 1/20/34 - 11/20/52  19,608 20,190
6.50%, 3/15/26 - 12/15/31  22 23
7.00%, 5/20/28 - 11/20/28  6 6
7.50%, 7/15/28 - 8/15/28  22 22
8.00%, 9/15/27 - 10/15/27  40 40
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,500 2,327
3.50%, 10/20/50  9,510 7,920
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  98,548 11,825
2.50%, 11/20/50 - 2/20/51  19,617 2,700
3.50%, 5/20/43  2,347 342
4.00%, 2/20/43  1,680 269
Government National Mortgage Assn., TBA (12)
5.00%, 9/20/54  24,695 24,444
5.50%, 9/20/55  61,310 61,760

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 9/20/55  7,920 8,077
719,727
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,375,887) 3,213,259
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  37.0%
U.S. Treasury Obligations  37.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  37,775 23,479
U.S. Treasury Bonds, 3.25%, 5/15/42  76,690 63,030
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 250,463
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 141,936
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 276,091
U.S. Treasury Bonds, 4.125%, 8/15/44  166,145 150,900
U.S. Treasury Bonds, 4.125%, 8/15/53  104,475 91,501
U.S. Treasury Bonds, 4.25%, 2/15/54  292,825 261,998
U.S. Treasury Bonds, 4.25%, 8/15/54 (13) 298,045 266,669
U.S. Treasury Bonds, 4.375%, 8/15/43  272,825 257,905
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 373,532
U.S. Treasury Bonds, 4.50%, 11/15/54  85,420 79,748
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 25,135
U.S. Treasury Bonds, 4.625%, 11/15/44  158,705 153,975
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 19,686
U.S. Treasury Bonds, 4.625%, 2/15/55  91,880 87,602
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 99,353
U.S. Treasury Notes, 2.75%, 8/15/32  54,660 50,746
U.S. Treasury Notes, 3.25%, 6/30/27 (9) 224,195 222,610
U.S. Treasury Notes, 3.50%, 9/30/29  51,240 50,968
U.S. Treasury Notes, 3.50%, 2/15/33  44,960 43,580
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 153,892
U.S. Treasury Notes, 3.75%, 8/31/31  123,885 123,416
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 213,967
U.S. Treasury Notes, 3.875%, 8/15/34  230,940 226,411
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,588
U.S. Treasury Notes, 4.00%, 3/31/30  16,555 16,783
U.S. Treasury Notes, 4.00%, 1/31/31  288,455 291,903
U.S. Treasury Notes, 4.00%, 2/15/34  134,115 133,345
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 230,719
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,951
U.S. Treasury Notes, 4.125%, 10/31/29  97,625 99,394
U.S. Treasury Notes, 4.125%, 3/31/32  93,360 94,618
U.S. Treasury Notes, 4.25%, 1/31/30  116,375 119,121
U.S. Treasury Notes, 4.25%, 11/15/34  20,090 20,223

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.375%, 11/30/28  268,140 274,424
U.S. Treasury Notes, 4.375%, 12/31/29 (13) 188,070 193,418
U.S. Treasury Notes, 4.375%, 11/30/30  309,520 318,878
U.S. Treasury Notes, 4.375%, 5/15/34  267,715 272,986
U.S. Treasury Notes, 4.50%, 5/15/27  113,000 114,501
U.S. Treasury Notes, 4.625%, 2/15/35  167,935 173,701
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $6,179,076) 6,101,146
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  2.6%
T. Rowe Price Government Reserve Fund, 4.37% (6)(14) 423,250 423,250
Total Short-Term Investments
(Cost $423,250) 423,250
SECURITIES LENDING COLLATERAL  1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.37% (6)(14) 6,614 6,614
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,614
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.37% (6)(14) 264,675 264,675
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 264,675
Total Securities Lending Collateral
(Cost $271,289) 271,289

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put, 9/26/25 @
$112.00 (10) 2,231 250,988 941
U.S. Treasury Two Year Notes Futures, Put, 9/26/25 @
$103.75 (10) 5,733 1,195,554 269
Total Exchange-Traded Options Purchased (Cost $2,756) 1,210
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.60%* (10) 1 2,045,352 1,281
Morgan Stanley
S&P 500 Index, Put, 9/19/25
@ $6,200.00 (10) 471 304,278 871
Total OTC Options Purchased (Cost $3,401) 2,152
Total Options Purchased (Cost $6,157) 3,362
Total Investments in Securities 101.8%
(Cost $17,010,975) $ 16,781,706
Other Assets Less Liabilities (1.8)% (296,136)
Net Assets 100.0% $ 16,485,570
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,934,996 and represents 17.8% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $79,706 and represents 0.5% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at August 31, 2025.
(10) Non-income producing
(11) Perpetual security with no stated maturity date.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $117,068 and represents 0.7% of net assets.
(13) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 9/1/54  26,050,000 (22,565)
(22,565)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 9/20/55  26,500,000 (22,586)
(22,586)
Total TBA Sales Commitments (Proceeds $(44,712)) (45,151)

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 2,045,352 (627)
Total Options Written (Premiums $(695)) $ (627)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,573,652 37,172 30,194 6,978
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6,978
Interest Rate Swaps (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 367,293 (214) — (214)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 347,477 (244) — (244)
10 Year Interest Rate Swap, Pay Fixed
3.683% Annually, Receive Variable
4.340% (SOFR) Annually, 9/3/35 19,620 11 — 11
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.358% (SOFR) Annually, 4/30/35 247,795 (142) — (142)
10 Year Interest Rate Swap, Pay Fixed
3.705% Annually, Receive Variable
4.355% (SOFR) Annually, 7/2/35 247,362 (240) — (240)
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.360% (SOFR) Annually, 4/24/35 253,218 (2,556) — (2,556)
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.354% (SOFR) Annually, 5/16/35 476,166 (12,422) — (12,422)
Total Centrally Cleared Interest Rate Swaps (15,807)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,669 329 — 329
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,668 303 — 303

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 108,563 698 — 698
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 85,994 531 — 531
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 114,437 685 — 685
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,669 267 — 267
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 14,239 182 — 182
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 23,203 284 — 284
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 46,336 532 — 532
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 4,948 56 — 56
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 32,424 362 — 362
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 102,200 538 — 538
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 57,154 68 — 68

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 54,576 37 — 37
Total Centrally Cleared Zero-Coupon Inflation
Swaps 4,872
Total Centrally Cleared Swaps (3,957)
Net payments (receipts) of variation margin to date 4,002
Variation margin receivable (payable) on centrally cleared swaps $ 45
** Includes interest purchased or sold but not yet collected of $149.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 109,390 USD 79,728 $ 138
Barclays Bank 10/24/25 CAD 2,601 USD 1,904 (6)
Barclays Bank 11/21/25 EUR 11,495 USD 13,428 89
BNP Paribas 10/24/25 JPY 2,461,711 USD 16,755 101
Citibank 10/24/25 CAD 2,267 USD 1,661 (5)
Citibank 10/24/25 USD 48,152 CAD 65,833 87
Citibank 11/7/25 CLP 1,311,710 USD 1,356 1
Deutsche Bank 11/21/25 EUR 7,950 USD 9,360 (11)
Goldman Sachs 10/24/25 JPY 5,950,235 USD 40,635 108
HSBC Bank 11/7/25 CLP 22,666,550 USD 23,195 252
JPMorgan Chase 11/21/25 EUR 314 USD 368 1
Nomura Securities
International 10/24/25 USD 81,264 JPY 11,900,470 (221)
RBC Dominion
Securities 10/24/25 JPY 5,950,235 USD 40,761 (19)
Standard Chartered 10/17/25 MXN 32,670 USD 1,744 (3)
Standard Chartered 11/21/25 USD 278,156 EUR 236,934 (464)
State Street 10/24/25 USD 16,747 JPY 2,461,711 (109)
State Street 11/21/25 EUR 16,216 USD 19,029 40
Toronto-Dominion Bank 10/24/25 USD 79,089 CAD 109,105 (569)
UBS Investment Bank 10/17/25 MXN 745,265 USD 39,269 458
UBS Investment Bank 10/24/25 NZD 546 USD 327 (4)
UBS Investment Bank 10/24/25 USD 330 NZD 546 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ (129)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,376 Euro BOBL contracts 9/25 (189,085) $ 1,157
Short, 776 Euro BTP contracts 9/25 (109,168) 17
Short, 504 Euro BUND contracts 9/25 (76,387) (172)
Short, 277 Government of Canada five year bond
contracts 12/25 (23,052) (65)
Long, 1,208 U.K. Gilt ten year contracts 12/25 147,795 (381)
Long, 6,733 U.S. Treasury Notes five year
contracts 12/25 737,053 2,034
Long, 7,741 U.S. Treasury Notes two year
contracts 12/25 1,614,301 1,668
Short, 2,037 Ultra U.S. Treasury Bonds contracts 12/25 (237,438) 1,093
Long, 8,034 Ultra U.S. Treasury Notes ten year
contracts 12/25 919,140 3,390
Net payments (receipts) of variation margin to date (8,352)
Variation margin receivable (payable) on open futures contracts $ 389

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.53%  $ — $ 1 $ 7
T. Rowe Price Government Reserve Fund,
4.37% — — 3,001++
Totals $ —# $ 1 $ 3,008+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.53%  $ 348 $ 7 $ — $ 356
T. Rowe Price Government
Reserve Fund, 4.37% 373,405  ¤  ¤ 694,539
Total $ 694,895^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,008 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $694,873.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Income Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE New Income Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,928,365 $ — $ 9,928,365
Asset-Backed Securities — 1,200,145 21,269 1,221,414
Bond Funds 356 — — 356
Corporate Bonds — 3,927,122 31,112 3,958,234
Foreign Government
Obligations & Municipalities — 323,107 2,435 325,542
Non-U.S. Government
Mortgage-Backed Securities — 628,504 19,643 648,147
Preferred Stocks — — 1,747 1,747
Short-Term Investments 423,250 — — 423,250
Securities Lending Collateral 271,289 — — 271,289
Options Purchased 1,210 2,152 — 3,362
Total Securities 696,105 16,009,395 76,206 16,781,706
Swaps* — 11,861 — 11,861
Forward Currency Exchange
Contracts — 1,282 — 1,282
Futures Contracts* 9,359 — — 9,359
Total $ 705,464 $ 16,022,538 $ 76,206 $ 16,804,208
Liabilities
TBA Sales Commitments $ — $ 45,151 $ — $ 45,151
Options Written — 627 — 627
Swaps* — 15,818 — 15,818
Forward Currency Exchange
Contracts — 1,411 — 1,411
Futures Contracts* 618 — — 618
Total $ 618 $ 63,007 $ — $ 63,625
1
Includes Bank Loans, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F43-054Q1 08/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.